Commitments and contingent liabilities	12 Months Ended
Dec. 31, 2019
Legal Proceedings and Contingent Liabilities
Commitments and contingent liabilities

29 Commitments and contingent liabilities

	2019	2018	2017
Commitments	$m	$m	$m
Contracts placed for future capital expenditure on Property, plant and equipment and software development costs not provided for in these accounts	396	586	570

Guarantees and contingencies arising in the ordinary course of business, for which no security has been given, are not expected to result in any material financial loss.

Research and development collaboration payments

The Group has various ongoing collaborations, including in-licensing and similar arrangements with development partners. Such collaborations may require the Group to make payments on achievement of stages of development, launch or revenue milestones, although the Group generally has the right to terminate these agreements at no cost. The Group recognises research and development milestones as intangible assets once it is committed to payment, which is generally when the Group reaches set trigger points in the development cycle. Revenue-related milestones are recognised as intangible assets on product launch at a value based on the Group’s long-term revenue forecasts for the related product. The table below indicates potential development and revenue-related payments that the Group may be required to make under such collaborations.

					Years 5
	Total	Under 1 year	Years 1 and 2	Years 3 and 4	and greater
	$m	$m	$m	$m	$m
Future potential research and development milestone payments	9,956	438	1,479	1,581	6,458
Future potential revenue milestone payments	6,654	59	138	818	5,639

The table includes all potential payments for achievement of milestones under ongoing research and development arrangements. Revenue-related milestone payments represent the maximum possible amount payable on achievement of specified levels of revenue as set out in individual contract agreements, but exclude variable payments that are based on unit sales (e.g. royalty-type payments) which are expensed as the associated sale is recognised. The table excludes any payments already capitalised in the Financial Statements for the year ended 31 December 2019.

The future payments we disclose represent contracted payments and, as such, are not discounted and are not risk adjusted. As detailed in the Risk section from page 246, the development of any pharmaceutical product candidate is a complex and risky process that may fail at any stage in the development process due to a number of factors (including items such as failure to obtain regulatory approval, unfavourable data from key studies, adverse reactions to the product candidate or indications of other safety concerns). The timing of the payments is based on the Group’s current best estimate of achievement of the relevant milestone.

Environmental costs and liabilities

The Group’s expenditure on environmental protection, including both capital and revenue items, relates to costs that are necessary for implementing internal systems and programmes, and meeting legal and regulatory requirements for processes and products. This includes investment to conserve natural resources and otherwise minimise the impact of our activities on the environment.

They are an integral part of normal ongoing expenditure for carrying out the Group’s research, manufacturing and commercial operations and are not separated from overall operating and development costs. There are no known changes in legal, regulatory or other requirements resulting in material changes to the levels of expenditure for 2017, 2018 or 2019.

In addition to expenditure for meeting current and foreseen environmental protection requirements, the Group incurs costs in investigating and cleaning up land and groundwater contamination. In particular, AstraZeneca has environmental liabilities at some currently or formerly owned, leased and third-party sites.

In the US, Zeneca Inc., and/or its indemnitees, have been named as potentially responsible parties (PRPs) or defendants at approximately 13 sites where Zeneca Inc. is likely to incur future environmental investigation, remediation, operation and maintenance costs under federal, state, statutory or common law environmental liability allocation schemes (together, US Environmental Consequences). Similarly, Stauffer Management Company LLC (SMC), which was established in 1987 to own and manage certain assets of Stauffer Chemical Company acquired that year, and/or its indemnitees, have been named as PRPs or defendants at a number of sites where SMC is likely to incur US Environmental Consequences.

AstraZeneca has also given indemnities to third parties for a number of sites outside the US. These environmental liabilities arise from legacy operations that are not currently part of the Group’s business and, at most of these sites, remediation, where required, is either completed or in progress. AstraZeneca has made provisions for the estimated costs of future environmental investigation, remediation, operation and maintenance activity beyond normal ongoing expenditure for maintaining the Group’s R&D and manufacturing capacity and product ranges, where a present obligation exists, it is probable that such costs will be incurred and they can be estimated reliably. With respect to such estimated future costs, there were provisions at 31 December 2019 in the aggregate of $96m (2018: $97m; 2017: $59m), mainly relating to the US. Where we are jointly liable or otherwise have cost-sharing agreements with third parties, we reflect only our share of the obligation. Where the liability is insured in part or in whole by insurance or other arrangements for reimbursement, an asset is recognised to the extent that this recovery is virtually certain.

It is possible that AstraZeneca could incur future environmental costs beyond the extent of our current provisions. The extent of such possible additional costs is inherently difficult to estimate due to a number of factors, including: (i) the nature and extent of claims that may be asserted in the future; (ii) whether AstraZeneca has or will have any legal obligation with respect to asserted or unasserted claims; (iii) the type of remedial action, if any, that may be selected at sites where the remedy is presently not known; (iv) the potential for recoveries from or allocation of liability to third parties; and (v) the length of time that the environmental investigation, remediation and liability allocation process can take. As per our accounting policy on page 178, provisions for these costs are made when there is a present obligation and where it is probable that expenditure on remedial work will be required and a reliable estimate can be made of the cost. Notwithstanding and subject to the foregoing, we estimate the potential additional loss for future environmental investigation, remediation, remedial operation and maintenance activity above and beyond our provisions to be, in aggregate, between $86m and $143m (2018: $71m and $118m; 2017: $87m and $144m), which relates mainly to the US.

Legal proceedings

AstraZeneca is involved in various legal proceedings considered typical to its business, including actual or threatened litigation and/or actual or potential government investigations relating to employment matters, product liability, commercial disputes, pricing, sales and marketing practices, infringement of IP rights, and the validity of certain patents and competition laws. The more significant matters are discussed below.

Most of the claims involve highly complex issues. Often these issues are subject to substantial uncertainties and, therefore, the probability of a loss, if any, being sustained and an estimate of the amount of any loss is difficult to ascertain. Consequently, for a majority of these claims, it is not possible to make a reasonable estimate of the expected financial effect, if any, that will result from ultimate resolution of the proceedings. In these cases, AstraZeneca discloses information with respect to the nature and facts of the cases.

With respect to each of the legal proceedings described below, other than those for which provision has been made, we are unable to make estimates of the possible loss or range of possible losses at this stage, other than as set forth in this section. We also do not believe that disclosure of the amount sought by plaintiffs, if known, would be meaningful with respect to those legal proceedings. This is due to a number of factors, including (i) the stage of the proceedings (in many cases trial dates have not been set) and the overall length and extent of pre-trial discovery; (ii) the entitlement of the parties to an action to appeal a decision; (iii) clarity as to theories of liability, damages and governing law; (iv) uncertainties in timing of litigation; and (v) the possible need for further legal proceedings to establish the appropriate amount of damages, if any.

While there can be no assurance regarding the outcome of any of the legal proceedings referred to in this Note 29, based on management’s current and considered view of each situation, we do not currently expect them to have a material adverse effect on our financial position. This position could of course change over time, not least because of the factors referred to above.

In cases that have been settled or adjudicated, or where quantifiable fines and penalties have been assessed and which are not subject to appeal (or other similar forms of relief), or where a loss is probable and we are able to make a reasonable estimate of the loss, we generally indicate the loss absorbed or make a provision for our best estimate of the expected loss.

Where it is considered that the Group is more likely than not to prevail, legal costs involved in defending the claim are charged to profit as they are incurred.

Where it is considered that the Group has a valid contract which provides the right to reimbursement (from insurance or otherwise) of legal costs and/or all or part of any loss incurred or for which a provision has been established, and we consider recovery to be virtually certain, the best estimate of the amount expected to be received is recognised as an asset.

Assessments as to whether or not to recognise provisions or assets, and of the amounts concerned, usually involve a series of complex judgements about future events and can rely heavily on estimates and assumptions. AstraZeneca believes that the provisions recorded are adequate based on currently available information and that the insurance recoveries recorded will be received. However, given the inherent uncertainties involved in assessing the outcomes of these cases, and in estimating the amount of the potential losses and the associated insurance recoveries, we could in the future incur judgments or insurance settlements that could have a material adverse effect on our results in any particular period.

IP claims include challenges to the Group’s patents on various products or processes and assertions of non-infringement of patents. A loss in any of these cases could result in loss of patent protection on the related product. The consequences of any such loss could be a significant decrease in Product Sales, which could have a material adverse effect on our results. The lawsuits filed by AstraZeneca for patent infringement against companies that have filed ANDAs in the US, seeking to market generic forms of products sold by the Group prior to the expiry of the applicable patents covering these products, typically also involve allegations of non-infringement, invalidity and unenforceability of these patents by the ANDA filers. In the event that the Group is unsuccessful in these actions or the statutory 30-month stay expires before a ruling is obtained, the ANDA filers involved will also have the ability, subject to FDA approval, to introduce generic versions of the product concerned.

AstraZeneca has full confidence in, and will vigorously defend and enforce, its IP.

Over the course of the past several years, including in 2019, a significant number of commercial litigation claims in which AstraZeneca is involved have been resolved, particularly in the US, thereby reducing potential contingent liability exposure arising from such litigation. Similarly, in part due to patent litigation and settlement developments, greater certainty has been achieved regarding possible generic entry dates with respect to some of our patented products. At the same time, like other companies in the pharmaceutical sector and other industries, AstraZeneca continues to be subject to government investigations around the world.

Patent litigation

Brilinta (ticagrelor)

US patent proceedings

In 2015 and subsequently, in response to Paragraph IV notices from ANDA filers, AstraZeneca filed patent infringement lawsuits in the US District Court for the District of Delaware (the District Court) relating to patents listed in the FDA Orange Book with reference to Brilinta. In 2019, AstraZeneca entered into several separate settlements and the District Court entered consent judgments to dismiss several of the litigations. Additional proceedings are ongoing in the District Court. No trial date has been set.

Patent proceedings outside the US

In Canada, in September 2017, Apotex Inc. (Apotex) challenged the patents listed on the Canadian Patent Register with reference to Brilinta. AstraZeneca discontinued the proceeding against Apotex in February 2019 after Apotex withdrew its challenge.

In Canada, in October 2018, Taro Pharmaceuticals Inc. (Taro) challenged the patents listed on the Canadian Patent Register with reference to Brilinta. AstraZeneca commenced an infringement action against Taro. The action was discontinued in September 2019 after Taro withdrew its challenge.

Calquence (acalabrutinib)

US patent proceedings

In November 2017, Pharmacyclics LLC (Pharmacyclics, a company in the AbbVie group) filed a patent infringement lawsuit in the US District Court for the District of Delaware (the District Court) against Acerta Pharma and AstraZeneca relating to Calquence.

In April 2018, AstraZeneca and Acerta Pharma filed a complaint in the District Court against Pharmacyclics and AbbVie, Inc. alleging that their drug, Imbruvica, infringes a US patent owned by Acerta Pharma. In November 2018, Janssen Biotech, Inc. (Janssen) intervened as a defendant.

In October 2019, AstraZeneca entered into settlement agreements with Pharmacyclics and Janssen resolving all patent litigation between the parties relating to Calquence and Imbruvica. A provision has been taken.

In October 2019, an amendment to the share purchase and option agreement (SPOA) with the sellers of Acerta Pharma (originally entered into in December 2015) came into effect, changing certain terms of the SPOA on both the timing and also reducing the maximum consideration that would be required to be made to acquire the remaining outstanding shares of Acerta Pharma if the options are exercised. The payments would be made in similar annual instalments commencing at the earliest from 2022 through to 2024, subject to the options being exercised. The changes to the terms have been reflected in the assumptions used to calculate the amortised cost of the option liability as at 31 December 2019 of $2,146m (2018: $1,838m; 2017: $1,823m).

Daliresp (roflumilast)

US patent proceedings

In 2015 and subsequently, in response to Paragraph IV notices from ANDA filers, AstraZeneca filed patent infringement lawsuits in the US District Court for the District of New Jersey (the District Court) relating to patents listed in the FDA Orange Book with reference to Daliresp. In 2019, AstraZeneca entered into several separate settlements and the District Court entered consent judgments to dismiss several of the litigations. Additional proceedings are ongoing in the District Court. No trial date has been set.

Farxiga (dapagliflozin)

US patent proceedings

In 2018, in response to Paragraph IV notices, AstraZeneca initiated ANDA litigation against Zydus Pharmaceuticals (USA) Inc. (Zydus) in the US District Court for the District of Delaware. In its complaint, AstraZeneca alleged that Zydus’ generic version of Farxiga, if approved and marketed, would infringe AstraZeneca’s US Patent Nos. 6,414,126 and 6,515,117. Zydus has counterclaimed for non-infringement of AstraZeneca’s US Patent Nos. 7,851,502; 7,919,598; 8,221,786; 8,361,972; 8,501,698; 8,685,934; and 8,716,251. Proceedings are ongoing and trial is scheduled for February 2021.

Faslodex (fulvestrant)

US patent proceedings

AstraZeneca has filed patent infringement lawsuits in the US District Court for the District of New Jersey (the District Court) relating to four patents listed in the FDA Orange Book with reference to Faslodex after receiving a number of Paragraph IV notices relating to multiple ANDAs or NDAs submitted pursuant to 21 U.S.C. § 355(b)(2) seeking FDA approval to market generic versions of Faslodex prior to the expiration of AstraZeneca’s patents. In July 2016, AstraZeneca settled one of these, the lawsuit brought against Sandoz, Inc. (Sandoz), and the District Court entered a consent judgment, which included an injunction preventing Sandoz from launching a generic fulvestrant product until March 2019, or earlier in certain circumstances. Between 2016 and 2019, AstraZeneca resolved all of the remaining lawsuits, and the District Court also entered consent judgments ending those lawsuits. In October 2019, AstraZeneca filed a new patent infringement lawsuit in the District Court relating to all four listed patents after receiving a new Paragraph IV notice relating to an ANDA seeking FDA approval to market generic versions of Faslodex prior to the expiration of AstraZeneca’s patents.

Patent proceedings outside the US

In Spain, in January 2016 and July 2017, the Barcelona Commercial Court ordered preliminary injunctions based on the Spanish part of European Patent Nos. EP 1,250,138 and EP 2,266,573, respectively preventing Sandoz Farmacéutica, S.A. (Sandoz) and Teva Pharm S.L.U. (Teva) from launching generic Faslodex in Spain. Sandoz appealed and, in December 2017, the Barcelona Court of Appeals revoked and lifted the preliminary injunction against Sandoz. Patent infringement and patent invalidity proceedings are ongoing against various parties.

In France, in June 2018, the Commercial Court of Nanterre denied AstraZeneca’s request for a preliminary injunction against Sandoz SAS (Sandoz) to prevent a potential launch of its generic Faslodex in France. Additionally, in June 2018, Sandoz served AstraZeneca with an invalidation writ against European Patent Nos. EP 2,266,573; EP 1,250,138; and EP 1,272,195. Patent infringement and patent invalidity proceedings are ongoing with Sandoz.

In Germany, in January 2017, the German Federal Patent Court declared the German part of European Patent No. EP 1,250,138 (the ‘138 patent) invalid. In April 2019, the German Federal Court of Justice upheld the January 2017 decision and determined the ‘138 patent to be invalid. In November 2019, the German Federal Patent Court declared the German part of European Patent No. EP 1,272,195 invalid.

In Italy, Actavis Group Ptc ehf and Actavis Italy S.p.A. filed actions alleging that the Italian part of the ‘138 patent and European Patent No. EP 2,266,573 (the ‘573 patent) are invalid. In July 2018, the Court of Turin determined that the ‘138 patent is invalid. In July 2019, the Court of Milan determined that the ‘573 patent is invalid. Patent infringement and patent invalidity proceedings are ongoing against various parties.

Imfinzi (durvalumab)

US patent proceedings

In July 2017, Bristol-Myers Squibb, E.R. Squibb & Sons LLC, Ono Pharmaceutical Co and Tasuku Honjo filed a patent infringement action in the US District Court for the District of Delaware relating to AstraZeneca’s commercialisation of Imfinzi. The case was dismissed without prejudice on 14 June 2019.

Movantik (naloxegol)

US patent proceedings

In December 2018, AstraZeneca initiated ANDA litigation against Apotex, Inc. and Apotex Corp. (together Apotex) and against MSN Laboratories (MSN) in the US District Court for the District of Delaware. In its complaint, AstraZeneca alleges that the generic companies’ versions of Movantik, if approved and marketed, would infringe US Patent No. 9,012,469 (the ‘469 patent). A trial has been scheduled for March 2021.

In November 2019, AstraZeneca initiated ANDA litigation against Aurobindo Pharma U.S.A. in the US District Court for the District of Delaware. In its complaint, AstraZeneca alleges that the generic company’s versions of Movantik, if approved and marketed, would infringe the ‘469 patent.

Onglyza (saxagliptin)

Patent proceedings outside the US

In Canada, in November 2019, Sandoz Canada Inc. sent a Notice of Allegation to AstraZeneca challenging the validity of Canadian substance Patent No. 2402894 (expiry March 2021) and formulation Patent No. 2568391 (expiry May 2025) related to Onglyza. AstraZeneca commenced an action in response in January 2020.

Roxadustat

Patent proceedings outside the US

In Canada, in May 2018, Akebia Therapeutics, Inc. filed an impeachment action in the Federal Court of Canada alleging invalidity of several of FibroGen, Inc.’s (FibroGen) method of use patents (Canadian Patent Nos. 2467689; 2468083; and 2526496) related to HIF prolyl hydroxylase inhibitors. AstraZeneca is the exclusive licensee of FibroGen in Canada. AstraZeneca and FibroGen are defending the action.

Symbicort (budesonide/formoterol fumarate dihydrate)

US patent proceedings

Beginning in October 2018, AstraZeneca initiated ANDA litigation against Mylan Pharmaceuticals Inc. (Mylan), Mylan Laboratories Limited, Mylan Inc., and Mylan N.V. (collectively, the Mylan Entities) and 3M Company (3M) and, separately, ANDA litigation against Teva Pharmaceuticals USA, Inc. (Teva) and Catalent Pharma Solutions, LLC (Catalent) in the US District Court for the District of Delaware (Delaware District Court). AstraZeneca also filed a similar action against the Mylan Entities in the US District Court for the Northern District of West Virginia (West Virginia District Court). In its complaints, AstraZeneca alleges that the defendants’ generic versions of Symbicort, if approved and marketed, would infringe AstraZeneca’s US Patent Nos. 7,759,328; 8,143,239; 8,575,137; and 7,967,011. In March 2019, following stipulations filed by the parties, the Delaware and West Virginia District Courts dismissed without prejudice Mylan Laboratories Limited, Mylan Inc., and Mylan N.V. from those actions. In May 2019, AstraZeneca filed a Second Amended Complaint in each of the Delaware District Court actions adding allegations that the defendants’ proposed generic versions of Symbicort, if approved and marketed, would infringe AstraZeneca’s US Patent No. 10,166,247 (the ‘247 patent). In June 2019, Teva and Catalent responded to the Second Amended Complaint and alleged that their proposed generic product does not infringe the ‘247 patent and/or that the ‘247 patent is invalid and/or unenforceable. AstraZeneca decided to no longer assert patent infringement of US Patent No. 7,967,011 against Teva and Catalent.

In October 2019, the Delaware District Court transferred the Delaware action with Mylan and 3M to the West Virginia District Court. In November 2019, AstraZeneca filed an Amended Complaint in the West Virginia District Court against Mylan and 3M adding allegations that their proposed generic version of Symbicort, if approved and marketed, would infringe the ‘247 patent and removing allegations of infringement of US Patent No. 7,967,011. In November 2019, Mylan and 3M responded to the Amended Complaint and alleged that their proposed generic product does not infringe the asserted patents and/or that the asserted patents are invalid and/or unenforceable. In December 2019, AstraZeneca settled its ANDA action with Teva and Catalent and that matter is now closed. The trial of the Mylan and 3M matter is scheduled for July 2020.

Tagrisso (osimertinib)

US patent proceedings

In February 2020, in response to Paragraph IV notices from multiple ANDA filers, AstraZeneca filed patent infringement lawsuits in the US District Court for the District of Delaware. In its complaint, AstraZeneca alleged that a generic vision of Tagrisso, if approved and marketed would infringe AstraZeneca’s US Patent No. 10,183, 020. No trial date has been set.

Product liability litigation

Byetta/Bydureon (exenatide)

In the US, Amylin Pharmaceuticals, LLC, a wholly owned subsidiary of AstraZeneca, and/or AstraZeneca are among multiple defendants in various lawsuits filed in federal and state courts involving claims of physical injury from treatment with Byetta and/or Bydureon. The lawsuits allege several types of injuries including pancreatitis, pancreatic cancer, thyroid cancer, and kidney cancer. A multidistrict litigation was established in the US District Court for the Southern District of California (the District Court) in regard to the alleged pancreatic cancer cases in federal courts. Further, a coordinated proceeding has been established in Los Angeles, California in regard to the various lawsuits in California state courts. In November 2015, the District Court granted the defendants’ motion for summary judgment and dismissed all claims alleging pancreatic cancer that accrued prior to 11 September 2015. In November 2017, the US Court of Appeals for the Ninth Circuit vacated the District Court's order and remanded for further discovery. In November 2018, the Court of Appeal for the State of California annulled the judgment from the California state coordinated proceeding and remanded for further discovery.

Farxiga (dapagliflozin) and Xigduo (dapagliflozin/metformin HCl)

In several jurisdictions in the US, AstraZeneca has been named as a defendant in lawsuits involving plaintiffs claiming physical injury, including diabetic ketoacidosis and kidney failure, from treatment with Farxiga and/or Xigduo XR.

In April 2017, the Judicial Panel on Multidistrict Litigation ordered transfer of any currently pending cases as well as of any similar, subsequently filed cases to a coordinated and consolidated pre-trial multidistrict litigation (MDL) proceeding in the US District Court for the Southern District of New York. A majority of these claims have been resolved or dismissed, and the MDL has been administratively closed.

In two jurisdictions in the US, AstraZeneca has been named as a defendant in lawsuits involving plaintiffs claiming physical injury, including Fournier's Gangrene and necrotizing fasciitis, from treatment with Farxiga and/or Xigduo XR.

Nexium (esomeprazole magnesium) and Losec/Prilosec (omeprazole)

US proceedings

In the US, AstraZeneca is defending various lawsuits brought in federal and state courts involving multiple plaintiffs claiming that they have been diagnosed with various injuries following treatment with proton pump inhibitors, including Nexium and Prilosec. In May 2017, counsel for a group of such plaintiffs claiming that they have been diagnosed with kidney injuries filed a motion with the Judicial Panel on Multidistrict Litigation (JPML) seeking the transfer of any currently pending federal court cases as well as any similar, subsequently filed cases to a coordinated and consolidated pre-trial multidistrict litigation (MDL) proceeding. In August 2017, the JPML granted the motion and consolidated the pending federal court cases in an MDL proceeding in federal court in New Jersey for pre-trial purposes. A trial in the MDL is scheduled for November 2021.

In July 2019, counsel for a similarly defined group of plaintiffs with claims pending in New Jersey state courts petitioned the New Jersey State Administrative Director of the Courts to centralise judicial management of all plaintiffs’ claims alleging kidney injuries pending in that State in a coordinated multicounty litigation (MCL) proceeding. The MCL has been centralised in Atlantic County.

Canada proceedings

In Canada, in July and August 2017, AstraZeneca was served with three putative class action lawsuits. Two of the lawsuits seek authorisation to represent individual residents in Canada who allegedly suffered kidney injuries from the use of proton pump inhibitors, including Nexium and Losec. In August 2019, the third lawsuit, filed in Quebec, was dismissed.

Onglyza (saxagliptin) and Kombiglyze (saxagliptin and metformin)

In the US, AstraZeneca is defending various lawsuits alleging heart failure, cardiac injuries, and/or death from treatment with Onglyza or Kombiglyze. In February 2018, the Judicial Panel on Multidistrict Litigation ordered the transfer of various pending federal actions to the US District Court for the Eastern District of Kentucky (District Court) for consolidated pre-trial proceedings with the federal actions pending in the District Court. The previously disclosed California State Court coordinated proceeding remains pending in California.

Commercial litigation

Amplimmune

In the US, in June 2017, AstraZeneca was served with a lawsuit filed by the stockholders' agents for Amplimmune, Inc. (Amplimmune) in Delaware State Court that alleged, among other things, breaches of contractual obligations relating to a 2013 merger agreement between AstraZeneca and Amplimmune. Trial is scheduled for February 2020.

Array BioPharma

In the US, in December 2017, AstraZeneca was served with a complaint filed in New York State Court by Array BioPharma, Inc. (Array) that alleged, among other things, breaches of contractual obligations relating to a 2003 collaboration agreement between AstraZeneca and Array.

Ocimum lawsuit

In December 2015, AstraZeneca was served with a complaint filed by Ocimum Biosciences, Ltd. (Ocimum) in the Superior Court for the State of Delaware that alleges, among other things, breaches of contractual obligations and misappropriation of trade secrets, relating to a now terminated 2001 licensing agreement between AstraZeneca and Gene Logic, Inc. (Gene Logic), the rights to which Ocimum purports to have acquired from Gene Logic. In December 2019, the court granted AstraZeneca’s motion for summary judgment and dismissed the case.

Seroquel XR Antitrust Litigation

In the US in 2019, AstraZeneca was named in several related complaints brought in the US District Court for the Southern District of New York, including several putative class action lawsuits that were purportedly brought on behalf of classes of direct purchasers or end payors of Seroquel XR, that allege AstraZeneca and generic drug manufacturers violated antitrust laws when settling patent litigation related to Seroquel XR.

Toprol-XL (metoprolol succinate)

In the US, in October 2016, AstraZeneca completed its sale of certain assets related to the US rights to Toprol-XL and AstraZeneca’s authorised generic metoprolol succinate product to Aralez Pharmaceuticals Trading DAC (Aralez). In August 2018, Aralez commenced voluntary insolvency proceedings and AstraZeneca filed a proof of claim in those proceedings asserting its unsecured claims. In October 2018, Aralez filed a motion in the Bankruptcy Court seeking to sell the US rights to Toprol-XL and its authorised generic and AstraZeneca filed an objection to the proposed sale. In March 2019, AstraZeneca entered into an agreement with the senior secured creditor and the settlement has now been approved by the Bankruptcy Court, bringing this matter to a close.

Other commercial litigation

Anti-Terrorism Act Civil Lawsuit

In the US, in October 2017, AstraZeneca and certain other pharmaceutical and/or medical device companies were named as defendants in a complaint filed in the US District Court for the District of Columbia by US nationals (or their estates, survivors, or heirs) who were killed or wounded in Iraq between 2005 and 2011. The plaintiffs allege that the defendants violated the US Anti-Terrorism Act and various state laws by selling pharmaceuticals and medical supplies to the Iraqi Ministry of Health.

Government investigations/proceedings

Crestor (rosuvastatin calcium)

Qui tam litigation

In the US, in January and February 2014, AstraZeneca was served with lawsuits filed in the US District Court for the District of Delaware under the qui tam (whistleblower) provisions of the federal False Claims Act and related state statutes, alleging that AstraZeneca directed certain employees to promote Crestor off-label and provided unlawful remuneration to physicians in connection with the promotion of Crestor. The DOJ and all US states have declined to intervene in the lawsuits. In March 2019, AstraZeneca filed a motion to dismiss the complaint. Oral argument on the motion to dismiss is scheduled for February 2020.

Iraqi Ministry of Health Anti-Corruption Probe

In July 2018, AstraZeneca, along with other companies, received an inquiry from the DOJ pursuant to the Foreign Corrupt Practices Act in connection with an anti-corruption investigation relating to activities in Iraq, including interactions with the Iraqi government. AstraZeneca is cooperating with the inquiry.

Synagis (palivizumab)

Litigation in New York

In the US, in June 2011, MedImmune received a demand from the US Attorney’s Office for the Southern District of New York requesting certain documents related to the sales and marketing activities of Synagis. In July 2011, MedImmune received a similar court order to produce documents from the Office of the Attorney General for the State of New York Medicaid and Fraud Control Unit pursuant to what the government attorneys advised was a joint investigation. MedImmune has cooperated with these inquiries. In March 2017, MedImmune was served with a lawsuit filed in the US District Court for the Southern District of New York (District Court) by the Attorney General for the State of New York alleging that MedImmune inappropriately provided assistance to a single specialty care pharmacy. In September 2018, the District Court denied MedImmune’s motion to dismiss the lawsuit brought by the Attorney General for the State of New York.

In June 2017, MedImmune was served with a lawsuit in the District Court by a relator under the qui tam (whistleblower) provisions of the federal and certain state False Claims Acts. The lawsuit was originally filed under seal in April 2009 and alleges that MedImmune made false claims about Synagis. In November 2017, MedImmune was served with an amended complaint in which the relator set forth additional false claims allegations relating to Synagis. In September 2018, the District Court dismissed the relator’s lawsuit. In January 2019, the relator appealed the District Court’s decision to the US Court of Appeals for the Second Circuit. Oral arguments relating to the appeal are scheduled for February 2020.

Florida Attorney General investigation

In May 2012, MedImmune received a subpoena duces tecum from the Office of Attorney General for the State of Florida Medicaid and Fraud Control Unit requesting certain documents related to the sales and marketing activities of Synagis. MedImmune accepted receipt of the request and has coordinated with the Florida government to provide the appropriate responses and cooperate with any related investigation. AstraZeneca is unaware of the nature or focus of the investigation; however, based on the requests, it appears to be similar to the inquiry from the State of New York (described above).

Toprol-XL (metoprolol succinate)

Louisiana Attorney General Litigation

In the US, in March 2015, AstraZeneca was served with a state court complaint filed by the Attorney General for the State of Louisiana (the State) alleging that, in connection with enforcement of its patents for Toprol-XL, it had engaged in unlawful monopolisation and unfair trade practices, causing the State government to pay increased prices for Toprol-XL.

In April 2019, a Louisiana state court (State Court) granted AstraZeneca’s motion for summary judgment dismissing the State’s lawsuit and entered judgment in AstraZeneca’s favour. The State is appealing the State Court’s ruling.

Multi-product litigation

Litigation in Washington State

In the US, in September 2018, a lawsuit against AstraZeneca and several other defendants was unsealed in the US District Court for the Western District of Washington (District Court). The complaint alleged that the defendants violated various laws, including state and federal false claims acts, by offering clinical educator and reimbursement support programmes. In September 2018, the government moved to dismiss the lawsuit against AstraZeneca and similar lawsuits filed against other companies by relator Health Choice Alliance. In November 2019, the District Court granted the government’s motion to dismiss.

Other government investigations/proceedings

US Congressional Inquiry

In January 2019, AstraZeneca received a letter from the US House of Representatives Committee on Oversight and Reform seeking information related to pricing practices for Crestor. Similar letters were sent to 11 other pharmaceutical manufacturers. We continue to cooperate with the inquiry and have produced certain responsive information.

Additional government inquiries

As is true for most, if not all, major prescription pharmaceutical companies, AstraZeneca is currently involved in multiple inquiries into drug marketing and pricing practices. In addition to the investigations described above, various law enforcement offices have, from time to time, requested information from the Group. There have been no material developments in those matters.

Tax

AstraZeneca considers whether it is probable that a taxation authority will accept an uncertain tax treatment. If it is concluded that it is not probable that the taxation authority will accept an uncertain tax treatment, where tax exposures can be quantified, an accrual is made based on either the most likely amount method or the expected value method depending on which method management expects to better predict the resolution of the uncertainty. Accruals can be built up over a long period of time but the ultimate resolution of tax exposures usually occurs at a point in time, and given the inherent uncertainties in assessing the outcomes of these exposures (which sometimes can be binary in nature), we could, in future periods, experience adjustments to these accruals that have a material positive or negative effect on our results in any particular period. Details of the movements in relation to material tax exposures are discussed below.

AstraZeneca faces a number of audits and reviews in jurisdictions around the world and, in some cases, is in dispute with the tax authorities. The issues under discussion are often complex and can require many years to resolve. Accruals for tax contingencies require management to make key judgements with respect to the ultimate outcome of current and potential future tax audits, and actual results could vary from these estimates.

Transfer pricing and other international tax contingencies

The total net accrual included in the Group Financial Statements to cover the worldwide exposure to transfer pricing audits is $140m, a decrease of $72m compared with 2018 mainly as a result of the conclusion of tax authority review.

In addition to these tax exposures, the European Commission (EC) issued its decision on the state aid review of UK Controlled Foreign Company Group Financing Exemption. The EC concluded that part of the UK measures was unlawful and have instructed recovery of the state aid. The UK Government and the Group have appealed the decision. Despite the nature of the complexities of the ruling in relation to the Group’s position, the complex tax legislation and taking into account the ongoing appeal, the Group does not expect any additional liability would be material.

Management continues to believe that AstraZeneca’s positions on all its transfer pricing and other international tax audits and disputes are robust, and that AstraZeneca is appropriately provided, including consideration of whether corresponding relief will be available under Mutal Agreement procedures or unilaterally. For transfer pricing audits where AstraZeneca and the tax authorities are in dispute, and the state aid matter, AstraZeneca estimates the potential for reasonably possible additional liabilities above and beyond the amount provided to be up to $76m (2018: $357m; 2017: $30m) including associated interest. However, management believes that it is unlikely that these additional liabilities will arise. It is possible that some of these contingencies may reduce in the future to the extent that any tax authority challenge is concluded, or matters lapse following expiry of the relevant statutes of limitation resulting in a reduction in the tax charge in future periods.

Other tax contingencies

Included in the tax accrual is $887m relating to a number of other tax contingencies, an increase of $157m mainly due to the impact of an additional year of transactions relating to contingencies for which accruals had already been established, new tax contingencies in the period partially offset by the transitional adjustments on adoption of IFRIC 23 ‘Uncertainty over Income Tax Treatments’ and exchange rate effects.

For these tax exposures, AstraZeneca estimates the potential for reasonably possible additional losses above and beyond the amount provided to be up to $327m (2018: $253m; 2017: $nil) including associated interest. It is, however, possible that some of these contingencies may reduce in the future if any tax authority challenge is concluded or matters lapse following expiry of the relevant statutes of limitation resulting in a reduction in the tax charge in future periods.

Timing of cash flows and interest

It is not possible to estimate the timing of tax cash flows in relation to each outcome. However, it is anticipated that a number of significant disputes may be resolved over the next one to two years.

Included within other receivables and payables is a net amount of interest arising on tax contingencies of $90m.